Financial and capital risk management (Details 8) - Treasury Hedge Forward [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Protection notional amount
Protection fair value
Protection financial settlement inflows	14
Protection value at risk
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Protection fair value